FINANCIAL INSTRUMENTS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 07, 2025	Aug. 18, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful debts	$ 8,991	$ 18,502	$ 17,423
Unobservable inputs description	the risk-free rate for 10-year debentures issued by the government in the relevant market
Increase of available cash and cash equivalents	$ 2,277	(2,119)	$ (426)
Post-tax discount rate	11.50%
Terminal value growth rate	3.25%
V, a smart TV operating system [Member]
Disclosure of detailed information about financial instruments [line items]
Investments in subsidiaries reported in separate financial statements				$ 20,000	$ 25,000
Aggregate shares held	759,453			337,041	422,412
Market risk | Israel, New Shekels
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 7,228
Market risk | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,962
Market risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,874
Market risk | Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,271
Market risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,160
Market risk | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	243
Market risk | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	221
Market risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 238
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage increase In interest rate	5.00%
Decrease in shareholders’ equity due increase in interest rate	$ 4,400
Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	242,198	272,289
Leases, trade, and other payables | Less than one year (0-1)
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	$ 223,554	$ 249,432
Buyer 1 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	22.60%	19.10%
Buyer 2 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	10.70%	12.10%
Buyer 3 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		11.20%